Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Long-term Finance Lease Commitments

	€ million	€ million	€ million	€ million	€ million	€ million
Long-term finance lease commitments	Future minimum lease payments 2017	Finance Cost 2017	Present value 2017	Future minimum lease payments 2016	Finance cost 2016	Present value 2016
Buildings(a)	195	75	120	202	75	127
Plant and machinery	11	-	11	18	2	16
	206	75	131	220	77	143
The commitments fall due as follows:
Within 1 year	20	9	11	24	15	9
Later than 1 year but not later than 5 years	68	23	45	69	28	41
Later than 5 years	118	43	75	127	34	93
	206	75	131	220	77	143
(a) All leased land is classified as operating leases.

Summary of Net Book Value of Property Plant and Equipment Under Lease Agreement
The table below shows the net book value of property, plant and equipment under a number of finance lease agreements.
	€ million	€ million	€ million
Net book value	Buildings	Plant and equipment	Total
Cost	206	125	331
Accumulated depreciation	(84)	(108)	(192)
31 December 2017	122	17	139
Cost	211	134	345
Accumulated depreciation	(79)	(115)	(194)
31 December 2016	132	19	151

Summary of Operating Lease and Other Commitments

			€ million	€ million
Long-term operating lease commitments			2017	2016
Land and buildings			1,885	2,149
Plant and machinery			569	692
			2,454	2,841

	€ million	€ million	€ million	€ million
Operating lease and other commitments fall due as follows:	Operating leases 2017	Operating leases 2016	Other commitments 2017	Other commitments 2016
Within 1 year	418	457	1,274	1,204
Later than 1 year but not later than 5 years	1,250	1,393	935	1,231
Later than 5 years	786	991	31	30
	2,454	2,841	2,240	2,465

Summary of Contingent Liabilities

A summary of our contingent liabilities is shown in the table below.

	€ million 2017	€ million 2016
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties (a)	2,092	1,464
Inclusion of ICMS in the tax base for PIS and COFINS taxes (b)	-	655
Inputs for PIS and COFINS taxes	16	113
Goodwill amortisation	121	36
Other tax assessments – over 600 cases	1,095	1,093
Total Brazil Tax	3,324	3,361
Brazil other	19	42
Contingent liabilities outside Brazil	324	224
Total contingent liabilities	3,667	3,627

(a)	During 2004, and in common with many other businesses operating in Brazil, one of our Brazilian subsidiaries received a notice of infringement from the Federal Revenue Service in respect of indirect taxes. The notice alleges that a 2001 reorganisation of our local corporate structure was undertaken without valid business purpose. The 2001 reorganisation was comparable with restructurings done by many companies in Brazil. The original dispute was resolved in the courts in the Group’s favour. However, in 2013 a new assessment was raised in respect of a similar matter. Additionally, during the course of 2014 and again in December 2017 other notices of infringement were issued based on the same grounds argued in the previous assessments. The total amount of the tax assessments in respect of this matter is €2,092 million (2016: €1,464 million). The judicial process in Brazil is likely to take a number of years to conclude.
(b)	During 2006, Unilever filed a judicial measure to obtain the right to exclude the Brazilian ICMS indirect tax from the taxable base for the Brazilian PIS and COFINS indirect taxes, and obtained a favourable decision in 2007. In November 2016, this favourable decision was reversed on appeal to a higher court, and the Group lodged a further appeal. In 2017, the Supreme Court published a favourable decision on the leading case, which we expect to be applied to the Group’s case. As such, we have assessed the risk of outflow in relation to this case to now be remote and therefore is not a contingent liability.